Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Common and Preferred Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Loss for the year	R$ (9,151,371)	R$ (2,380,456)	R$ (722,367)
Denominator
Weighted average number of presumed conversions	900,031,192	220,081,929	77,059,124
Weighted average share price	R$ 3.54	R$ 16.01
Common shares
Denominator
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Weighted average number of equivalent shares	26,074,639,033	26,064,912,583	26,075,851,633
Basic earnings per share
Basic net income (loss) per share	R$ (0.35)	R$ (0.09)	R$ (0.03)
Diluted earnings per share
Diluted net income (loss) per share	R$ (0.35)	R$ (0.09)	R$ (0.03)
Preferred shares
Denominator
Weighted average number of preferred shares	335,275,653	335,145,967	335,291,821
75 preferred shares	75	75	75
Weighted average number of equivalent preferred shares	347,661,854	347,532,168	347,678,022
Weighted average number of shares issued at average market price	2,377,040	4,041,744	3,290,760
Basic earnings per share
Basic net income (loss) per share	R$ (26.32)	R$ (6.85)	R$ (2.08)
Diluted earnings per share
Diluted net income (loss) per share	R$ (26.32)	R$ (6.85)	R$ (2.08)